Long-term debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term debt
Non-convertible debentures, current	$ 1,957
Long-term debt, current	3,468	1,495
Long Term debt, noncurrent	26,799	21,538
Foreign
Long-term debt
US dollars, current	601	496
US dollars, noncurrent	3,380	2,693
Others, current	14	9
Others, noncurrent	261	52
Fixed Rate Notes - US dollar denominated, current	124	410
Fixed Rate Notes - US dollar denominated, noncurrent	13,457	10,073
Fixed Rate Notes - EUR denominated, noncurrent	1,979	970
Accrued charges, current	324	221
Long-term debt, current	1,063	1,136
Long Term debt, noncurrent	19,077	13,788
Brazil
Long-term debt
Brazilian Reais indexed to Brazilian long-term interest rate - TJLP/CDI and General Price Index-Market (IGP-M), current	175	247
Accrued charges, current	101	112
Brazilian Reais indexed to Brazilian long-term interest rate - TJLP/CDI and General Price Index-Market (IGP-M) noncurrent	6,066	5,245
Basket of currencies, current	2
Basket of currencies, noncurrent	10
Non-convertible debentures, current	1,957
Non-convertible debentures, noncurrent	379	2,505
US dollars denominated, current	170
US dollars denominated, noncurrent	1,267
Long-term debt, current	2,405	359
Long Term debt, noncurrent	$ 7,722	$ 7,750